Financial Instruments and Fair Value Measurements - Carrying Amount of Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 371,600	$ 340,356
Financial liabilities	1,259,024	1,114,110
Prepaid expenses and other current assets	37,285	40,033
Trade payables and accrued liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	230,689	226,028
Loans and borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	924,980	828,024
Derivative assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	19,911	10,705
Lease liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	46,728	35,500
Other financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	36,716	13,853
Amortized cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,239,113	1,103,405
Amortized cost | Trade payables and accrued liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	230,689	226,028
Amortized cost | Loans and borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	924,980	828,024
Amortized cost | Derivative assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Amortized cost | Lease liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	46,728	35,500
Amortized cost | Other financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	36,716	13,853
FVTPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	19,911	10,705
FVTPL | Trade payables and accrued liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
FVTPL | Loans and borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
FVTPL | Derivative assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	19,911	10,705
FVTPL | Lease liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
FVTPL | Other financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	191,995	200,769
Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	92,666	36,867
Trade receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	9,916	8,180
Derivative assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	18,196	36,743
Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	17,463	16,452
Prepaid expenses and other current assets	2,100	1,900
Other financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	41,364	41,345
Amortized cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	235,538	264,452
Amortized cost | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	191,995	200,769
Amortized cost | Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Amortized cost | Trade receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	9,916	8,180
Amortized cost | Derivative assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Amortized cost | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	17,463	16,452
Amortized cost | Other financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	16,164	39,051
FVTPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	44,079	37,727
FVTPL | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
FVTPL | Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	683	984
FVTPL | Trade receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
FVTPL | Derivative assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	18,196	36,743
FVTPL | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
FVTPL | Other financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	25,200	0
FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	91,983	38,177
FVOCI | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
FVOCI | Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	91,983	35,883
FVOCI | Trade receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
FVOCI | Derivative assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
FVOCI | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
FVOCI | Other financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 0	$ 2,294